FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Oct. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value Assets and Liabilities Measured on Recurring Basis
Financial assets and liabilities measured at fair value on a recurring basis as of October 31, 2018 and 2017 were as follows:

	Fair Value Measurements as of October 31, 2018				Fair Value Measurements as of October 31, 2017
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
	(in millions)
Assets:
Short-term
Cash equivalents
Money market funds	$484	$484	$—	$—	$403	$403	$—	$—
Derivative instruments (foreign exchange contracts)	6	—	6	—	6	—	6	—
Long-term
Trading securities	13	13	—	—	13	13	—	—
Available-for-sale investments	17	17	—	—	34	34	—	—
Total assets measured at fair value	$520	$514	$6	$—	$456	$450	$6	$—
Liabilities:
Short-term
Derivative instruments (foreign exchange contracts)	$6	$—	$6	$—	$1	$—	$1	$—
Long-term
Deferred compensation liability	13	—	13	—	13	—	13	—
Total liabilities measured at fair value	$19	$—	$19	$—	$14	$—	$14	$—